Principal Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 2008 Plan	Dec. 31, 2014 Cost of Revenues USD ($)	Dec. 31, 2014 Cost of Revenues CNY	Dec. 31, 2014 Research and product development USD ($)	Dec. 31, 2014 Research and product development CNY	Dec. 31, 2014 Sales and marketing USD ($)	Dec. 31, 2014 Sales and marketing CNY	Dec. 31, 2014 General and administrative USD ($)	Dec. 31, 2014 General and administrative CNY
Share-based compensation
Award service period					4 years
Terminate period prior to the occurrence of an exercisable event					3 months
Share-based compensation expense	$ 6,313,489	39,172,678				$ 128,917	799,880	$ 317,773	1,971,655	$ 138,100	856,858	$ 5,728,699	35,544,285
Revenue Recognition
Term of customer reward program	2 years	2 years
Liabilities recorded related to membership points and cash rewards	2,379,463	14,763,617	5,760,470
VAT tax rate, currently applicable (as a percent)	6.00%	6.00%
Business tax rate, no longer applicable (as a percent)	5.00%	5.00%
Intangible Assets
Impairment charges		0	0	0
Cost of Revenues
Losses of committed tour reservations		4,134,149	6,681,730	1,567,087
Advertising Expenses
Advertising expense		379,205,377	103,142,138	52,112,680
Leases
Deferred rent ,current liabilities		4,243,520	0
Deferred rent ,non-current liabilities		22,278,479	19,870,002	4,243,520